Related Party Transactions (Details Textual) - USD ($)		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Disbursement of loan to related party		$ (4,778,956)	$ (6,247,432)	$ (3,628,415)
Due from related parties		1,115,009	596,575
Provided loan advances		$ 14,800,000	10,000,000
Credit facility, description		The Company to loan to Cachet up to $10.0 million at an interest rate of 8% per annum for amounts borrowed in USD and 10% for amounts borrowed in RMB, with each drawdown subject to the Company's consent in its sole and absolute discretion. The facility has a three-year term with two one-year renewal options. In February 2019, the Company entered into an amendment agreement to the Framework Agreement to increase the credit facility up to $15.0 million with all other terms remained in effect.
Ryecor China Investment Limited [Member]
Related Party Transaction [Line Items]
Obligation in exchange cash payment	$ 3,024,933
US Currency [Member]
Related Party Transaction [Line Items]
Interest rate percentage		8.00%
RMB Currency [Member]
Related Party Transaction [Line Items]
Interest rate percentage		10.00%
Account payable - IS seafood [Member]
Related Party Transaction [Line Items]
Purchases from related party		$ 1,732,670	495,276	2,656
Sales to URBN hotels [Member]
Related Party Transaction [Line Items]
Related party transactions		14,818	2,577	3,949
Sales to Jia He hotels [Member]
Related Party Transaction [Line Items]
Related party transactions		27,899	7,937	4,874
Sales to Cachet hotels [Member]
Related Party Transaction [Line Items]
Related party transactions				$ 619
Cachet Hotel [Member]
Related Party Transaction [Line Items]
Purchased service from related party		1,230,887
Service income		114,982
IS Seafood [Member]
Related Party Transaction [Line Items]
Service income		49,278
Advance to suppliers IS Seafood [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 1,115,009	$ 596,575